Note - 8 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Outstanding options, beginning of year	2,269,294	2,254,172
Number of share options granted in share-based payment arrangement	0	285,522
Exercised for cash, options	0	(45,400)
Exercised cashless, options	(135,000)	(225,000)
Outstanding options, end of year	2,134,294	2,269,294
Outstanding weighted average exercise price, beginning of year	$ 9.50	$ 8.71
Granted, weighted average exercise price		13.91
Exercised for cash, weighted average exercise price		8.19
Exercised cashless, weighted average exercise price	7.94	7.46
Outstanding weighted average exercise price, end of year	$ 9.59	$ 9.50